Pastos Grandes - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2026	Aug. 16, 2024	Mar. 18, 2026	Mar. 18, 2026	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interest						$ 49,053	$ 62,656
Loss on loan modification						689
PGCo Shareholder liabilities - Ganfeng						12,859
Shareholder distribution payable						12,859	0
Direct reduction of equity						11,917
Net loss attributable to non-controlling interest						(1,431)	(6)	$ 0
Net income (loss)						(76,880)	(15,240)	$ 1,288,369
Total assets						1,099,780	1,131,223
Total liabilities						282,847	240,293
Ganfeng
Disclosure of subsidiaries [line items]
Non-controlling interest						1,455
Shareholder distribution payable						12,859
Ganfeng | SOFR | Events After Reporting Period
Disclosure of subsidiaries [line items]
Interest rate	2.50%		2.50%
Millennial Lithium Corp
Disclosure of subsidiaries [line items]
Shareholder distribution payable						$ 73,504
PGCo
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary						85.10%
Loans to Minera Exar					$ 65,000
Loss on loan modification						$ 1,710
Shareholder distribution payable						86,363
Net loss attributable to non-controlling interest						$ (943)
Interest rate						6.18%
Net income (loss)						$ (9,612)	5,939
Total assets						421,938	428,914
Total liabilities						92,503	$ 452
PGCo | Events After Reporting Period
Disclosure of subsidiaries [line items]
Interest rate				6.18%
PGCo | SOFR
Disclosure of subsidiaries [line items]
Interest rate					4.00%
PGCo | Ganfeng
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary		14.90%
Subsidiary issued shares		$ 70,000
Non-controlling interest						255
Direct reduction of equity						$ 11,917